Investments - Tanker Investments Ltd - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2014 shares	Dec. 31, 2016 USD ($) member shares	Dec. 31, 2015 USD ($)
Net Investment Income [Line Items]
Preferred stock, share issued (in shares)		0
Percentage of combined ownership interest		100.00%	17.62%
Teekay and Teekay Tankers [Member]
Net Investment Income [Line Items]
Combined interest of shares held in investment owned		19.55%	17.62%
Tanker Investments Limited [Member] | Series A- One Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred stock, share issued (in shares)	1
Tanker Investments Limited [Member] | Series A- Two Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred stock, share issued (in shares)	1
Tanker Investments Limited [Member] | Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Net Investment Income [Line Items]
Derivatives not designated as a cash flow hedge | $		$ 0.6	$ 10.3
Tanker Investments Limited [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Number of board members | member		1
Tanker Investments Limited [Member] | Teekay Tankers [Member] | Warrant [Member]
Net Investment Income [Line Items]
Number of shares available through exercise of stock purchase warrant	1,500,000
Tanker Investments Limited [Member] | Teekay and Teekay Tankers [Member]
Net Investment Income [Line Items]
Percentage of combined ownership interest	20.00%